19. Provisions (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
SummaryOfProvisionsLineItems [Line Items]
Significant contingent liabilities	R$ 9,433,489	R$ 8,793,100
Customer claims
SummaryOfProvisionsLineItems [Line Items]
Significant contingent liabilities	86,061	207,600
Supplier claims
SummaryOfProvisionsLineItems [Line Items]
Significant contingent liabilities	1,986,736	1,459,100
Other civil claims
SummaryOfProvisionsLineItems [Line Items]
Significant contingent liabilities	679,623	719,300
Tax claims
SummaryOfProvisionsLineItems [Line Items]
Significant contingent liabilities	1,184,811	1,439,100
Labor claims
SummaryOfProvisionsLineItems [Line Items]
Significant contingent liabilities	631,364	624,200
Environmental claims
SummaryOfProvisionsLineItems [Line Items]
Significant contingent liabilities	R$ 4,864,894	R$ 4,343,800